                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended November 30, 2004


MARKET CONDITIONS


The economy continued to grow through the six-month period ending November 30, 2004. During the spring and summer it hit what Federal Reserve Board Chairman Alan Greenspan described as a "soft patch." Oil prices almost doubled, reaching record highs, and employment growth weakened. However, by November, disappointment over weak payroll numbers proved short-lived after the release of a strong October report and an upward revision to previous months. Oil prices also backed off from their peak.

By April 2004, the market had begun to anticipate that the Federal Reserve Board would begin to increase short-term interest rates in response to higher commodity prices and reduced concern about the risk of deflation. In a series of four measured moves between June and the end of November, the Fed did increase the federal funds rate, from 1.00 to 2.00 percent.

Rising inflation fears led to rising bond yields from April to June. The market changed course in July, however, with yields falling from July through October as investors became concerned with slower growth. With the improvement in employment the market again reversed direction and long-term municipal bond yields rose in November. Higher short-term interest rates reduced the yield pickup for extending to longer maturities, and the yield curve flattened.

The ratio of municipal yields to Treasury yields, which serves as a gauge of relative performance, indicated that municipals generally remained attractive relative to Treasuries during the period. As a result, taxable investors such as insurance companies and hedge funds that normally focus on other sectors of the bond market supported municipal bond prices by "crossing over" to purchase municipal bonds.

PERFORMANCE ANALYSIS


For the six-month period ended November 30, 2004, Morgan Stanley Premium Income Trust's (PIA) total NAV return was 6.07 percent. The Fund's total market return was 2.19 percent. PIA's share price was trading at a 12.83 percent discount to its NAV on November 30, 2004. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2004 declared in September were decreased from $0.0525 to $0.045 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.102 per share on November 30, 2004, versus $0.127 per share six months earlier.

One of our key strategies in managing the Fund was to reduce the Fund's overall exposure to interest-rate volatility. This defensive strategy helped performance early in the period when rates rose but had the net effect of hampering total returns over the six months by limiting the Fund's participation in the rally later in the period. The Fund's duration,* adjusted for leverage, was 10.7 years. The Fund's net assets, including preferred shares, of $287 million were diversified across 73 credits in 12 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this six-month period, ARPS leverage contributed approximately $0.06 per share to common-share earnings. The Fund has five ARPS series totaling $100 million, representing 35 percent of net assets, including preferred shares. All series are currently in two-year auction modes with maturities ranging from January 2005 to July 2006. The yields ranged from 1.229 to 2.25 percent.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. Investment return, net asset value and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

   LARGEST SECTORS
   Water & Sewer                                       28.7%
   General Obligation                                  27.5
   Transportation                                      25.4
   Electric                                            17.3
   Other                                               10.2

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             68.0%
   Aa/AA                                               22.6
   A/A                                                  0.7
   Baa/BBB                                              5.8
   N/R                                                  2.9

Data as of November 30, 2004. Subject to change daily. All percentages for Largest Sectors are as a percentage of net assets applicable to common shareholders. All percentages for Long-Term Credit Analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2004


WEIGHTED AVERAGE MATURITY: 17 YEARS

1-5                                                                                9
5-10                                                                              10
10-20                                                                             46
20-30                                                                             35
30+                                                                                0

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama.................     2.2%
Arizona.................     7.2
California..............     9.9
Colorado................     1.7
Connecticut.............     0.7
Florida.................     3.5
Georgia.................     6.4
Hawaii..................     1.2
Illinois................     5.1
Indiana.................     0.8
Kentucky................     1.2
Louisiana...............     1.8
Maryland................     0.3
Massachusetts...........     3.3
Michigan................     0.6
Minnesota...............     1.9
Missouri................     2.2
Nevada..................     1.1
New Jersey..............     5.3
New York................    13.6
North Carolina..........     1.1
Ohio....................     3.8
Pennsylvania............     5.4
South Carolina..........     4.4
Tennessee...............     1.2
Texas...................    13.6
Utah....................     1.9
Joint exemption*........    (1.4)
                           -----
Total+..................   100.0%
                           =====

---------------------
* Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $21,346,407, with unrealized depreciation of $17,294.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)                                                                           11
2006                                                                               8
2007                                                                               2
2008                                                                              11
2009                                                                               2
2010                                                                               8
2011                                                                              13
2012                                                                               7
2013                                                                              17
2014+                                                                             21

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.3%

2005(a)                                                                           6.4
2006                                                                              5.6
2007                                                                              6.2
2008                                                                              5.4
2009                                                                              5.6
2010                                                                              5.7
2011                                                                              5.1
2012                                                                              5.0
2013                                                                              4.9
2014+                                                                             4.8

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.4% on 11% of the long-term portfolio that is callable in 2005.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (149.7%)
            General Obligation (27.5%)
            Los Angeles Unified School District, California,
$  2,000      2003 Ser A (FSA)........................................  5.25 %   07/01/20   $  2,168,740
   5,000      1997 Ser B (FGIC).......................................  5.00     07/01/23      5,175,100
   5,000    San Diego Unified School District, California, 1998 Ser E
              (FSA)...................................................  5.00     07/01/28      5,085,350
   2,000    Connecticut, 2001 Ser D...................................  5.00     11/15/20      2,099,080
   2,500    Chicago, Illinois, 2001 Ser D.............................  5.00     01/01/28      2,538,925
   3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA)....  5.00     12/01/26      3,048,690
   2,000    Du Page County Community Unit School District #200,
              Illinois, Ser 2003 B (FSA)..............................  5.25     11/01/21      2,138,680
            Massachusetts,
   3,500      1995 Ser A (Ambac)......................................  5.00     07/01/12      3,840,935
   5,000      Refg Ser D (Ambac)......................................  5.50     10/01/19      5,691,150
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC).....  5.125    11/01/22      3,174,120
            Pennsylvania,
   1,000      RITES PA -- 1112 A (MBIA)...............................  8.092+   01/01/18      1,126,290
   1,000      RITES PA -- 1112 B (MBIA)...............................  8.092+   01/01/19      1,117,810
   5,000    Charleston County School District, South Carolina, Ser
              2004 A..................................................  5.00     02/01/22      5,237,500
   3,500    Shelby County, Tennessee, Refg 1995 Ser A.................  5.625    04/01/11      3,576,615
   5,000    La Joya Independent School District, Texas, Ser 2000
              (PSF)...................................................  5.50     02/15/25      5,393,050
                                                                                            -------------
--------
                                                                                              51,412,035
  48,500
                                                                                            -------------
--------
            Educational Facilities Revenue (7.8%)
   2,500    University of Alabama, Ser 2004 A (MBIA)..................  5.25     07/01/20      2,708,375
            New York State Dormitory Authority,
   4,000      State University Refg Ser 1993 A........................  5.50     05/15/08      4,361,320
     890      State University Refg Ser 1999 B........................  7.50     05/15/11      1,031,750
   1,250    Ohio State University, General Receipts Ser 1999 A........  5.75     12/01/24      1,375,562
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001........................................  5.00     09/15/31      5,038,300
                                                                                            -------------
--------
                                                                                              14,515,307
  13,640
                                                                                            -------------
--------
            Electric Revenue (17.3%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B...........................  5.00     01/01/26      8,200,160
   1,550    Los Angeles Department of Water & Power, California, 2001
              Ser A...................................................  5.00     07/01/24      1,580,116
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001................................................  5.00     10/01/22      5,208,950
   3,000    Long Island Power Authority, New York, Ser 2004 A
              (Ambac).................................................  5.00     09/01/34      3,033,030
   8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C
              INFLOS..................................................  7.52+    02/01/06      8,977,105
   5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA)..................................................  5.75     07/01/19      5,459,100
                                                                                            -------------
--------
                                                                                              32,458,461
  31,050
                                                                                            -------------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Hospital Revenue (9.0%)
$  3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995 A
              (Connie Lee)............................................  5.875%   08/15/15   $  3,638,985
            Louisiana Public Facilities Authority,
   3,000      Baton Rouge General Medical Center FHA Insured Mtge Ser
              2004 (MBIA) (WI)........................................  5.25     07/01/33      3,088,680
   2,000      Oshner Clinic Ser 2002 B................................  5.50     05/15/32      2,050,360
   1,000    Maryland Health & Higher Education Facilities Authority,
              Johns Hopkins Hospital Ser 2003.........................  5.00     11/15/28      1,005,570
   2,000    New York State Dormitory Authority, Montefiore Hospital
              FHA Insured Mtge Ser 2004 (FGIC) (WI)...................  5.00     08/01/29      2,014,940
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Ser A 2003..........................  5.375    08/15/33      5,032,400
                                                                                            ------------
--------
                                                                                              16,830,935
  16,500
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (9.2%)
   6,750    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA)..........  7.25     07/15/10      7,057,800
   1,000    Salem County Pollution Control Financing Authority, New
              Jersey, E I du Pont de Nemours & Co 1992 Ser A (AMT)....  6.125    07/15/22      1,003,030
   8,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................  5.65     10/01/28      7,449,520
   1,500    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................  7.70     04/01/33      1,773,540
                                                                                            ------------
--------
                                                                                              17,283,890
  17,250
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (1.0%)
   1,825    Minnesota Housing Finance Agency, Rental 1995 Ser D
              (MBIA)..................................................  6.00     02/01/22      1,864,694
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (0.4%)
     315    Colorado Housing & Finance Authority Ser 1997 A-2 (AMT)...  7.25     05/01/27        320,175
      25    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
              1998 C (AMT)............................................  8.00     11/01/20         25,051
       5    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
              (MBIA)..................................................  8.00     11/01/20          5,003
     370    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT)........................................  7.10     09/01/27        376,449
                                                                                            ------------
--------
                                                                                                 726,678
     715
                                                                                            ------------
--------
            Public Facilities Revenue (4.3%)
            Fort Collins, Colorado,
   2,040      Ser 2004 A..............................................  5.375    06/01/21      2,217,052
   2,155      Ser 2004 A COPs (Ambac).................................  5.375    06/01/22      2,331,538

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Saint Paul Independent School District #625, Minnesota,
$  1,700      Ser 1995 C COPs.........................................  5.45 %   02/01/11   $  1,709,639
   1,800      Ser 1995 C COPs.........................................  5.50     02/01/12      1,810,458
                                                                                            ------------
--------
                                                                                               8,068,687
   7,695
                                                                                            ------------
--------
            Transportation Facilities Revenue (25.4%)
   5,000    Arizona Transportation Board, Highway Ser 2001............  5.25     07/01/19      5,392,500
            Miami-Dade County, Florida,
   2,050      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)........  5.25     10/01/17      2,184,808
   2,500      Miami Int'l Airport Ser 2000 B (FGIC)...................  5.75     10/01/24      2,756,800
            Georgia State Road & Tollway Authority,
   2,000      Ser 2004................................................  5.00     10/01/22      2,105,660
   3,000      Ser 2004................................................  5.00     10/01/23      3,142,740
            Chicago, Illinois,
   5,000      Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac).........  5.625    01/01/12      5,258,350
   1,805      Midway Airport 1994 Ser A (AMT) (MBIA)..................  6.25     01/01/24      1,846,154
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac).........  5.00     01/01/30      5,095,900
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA).................  5.50     07/01/20      3,319,740
   4,000    Port Authority of New York & New Jersey, Cons 135th Ser
              (XLCA)#.................................................  5.00     09/15/29      4,074,080
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B..................................................  5.25     11/15/19      3,240,450
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)......  5.00     12/01/30      2,034,080
   6,835    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT)
              (MBIA)..................................................  6.125    11/15/25      7,187,139
                                                                                            ------------
--------
                                                                                              47,638,401
  45,190
                                                                                            ------------
--------
            Water & Sewer Revenue (28.7%)
   3,000    Los Angeles Department of Water & Power, California, Water
              2004 Ser C (MBIA).......................................  5.00     07/01/25      3,097,920
   3,000    Oxnard Financing Authority, California, Wastewater 2004
              Ser A (FGIC)............................................  5.00     06/01/29      3,044,220
   3,000    San Diego County Water Authority, California, Ser 2004 A
              (FSA)...................................................  5.00     05/01/29      3,047,400
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)....  5.50     11/01/22      3,416,100
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA).........  5.25     10/01/22      4,287,760
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser
              1999 A (MBIA)...........................................  5.50     07/01/25      5,404,350
            Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)............................  5.50     01/01/18      1,101,540
   1,000      Waterworks Ser 2002 A (MBIA)............................  5.50     01/01/19      1,098,240
   3,215    Louisville & Jefferson County Metropolitan Sewer District,
              Kentucky, Ser 2001 A (MBIA).............................  5.375    05/15/22      3,449,824
   1,755    Detroit, Michigan, Water Supply Sr Lien Ser 2000 A
              (FGIC)..................................................  5.25     07/01/33      1,825,990
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A
              (FGIC)..................................................  5.25     06/01/22      3,186,030
   2,960    Passaic Valley Sewerage Commissioners, New Jersey, Ser F
              (FGIC)..................................................  5.00     12/01/19      3,143,964

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,850    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)...................................................  5.00 %   01/01/23   $  1,913,566
   5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)...  5.125    05/15/27      5,112,900
  10,000    Houston, Texas, Combined Utilities System Refg 2004 Ser A
              (FGIC)..................................................  5.25     05/15/23     10,655,700
                                                                                            ------------
--------
                                                                                              53,785,504
  50,780
                                                                                            ------------
--------
            Other Revenue (10.2%)
   5,000    California Economic Recovery, Ser 2004 A##................  5.00     07/01/16      5,291,250
   2,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004................................................  5.75     06/15/29      2,044,880
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A.........................................  5.50     11/01/26      2,243,960
   8,000    New York Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA)..................................  5.00     04/01/21      8,416,400
   1,000    Philadelphia, Pennsylvania, Gas Works Eighteenth Ser
              (AGC)...................................................  5.25     08/01/20      1,064,270
                                                                                            ------------
--------
                                                                                              19,060,760
  18,000
                                                                                            ------------
--------
            Refunded (8.9%)
   3,000    Hawaii, 1999 Ser CT (FSA).................................  5.875    09/01/09+     3,421,050
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)....  7.625    07/01/18      1,373,353
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997................................  5.50     07/01/10+     4,411,560
   7,000    South Carolina Public Service Authority, 1995 Refg Ser A
              (Ambac).................................................  6.25     01/01/06+     7,450,170
                                                                                            ------------
--------
                                                                                              16,656,133
  15,340
                                                                                            ------------
--------
 266,485    Total Tax-Exempt Municipal Bonds (Cost $267,835,382).........................    280,301,485
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (4.2%)
   2,600    Missouri Development Finance Board, Nelson Gallery
              Foundation Ser 2001 B (MBIA) (Demand 12/01/04)..........  1.67*    12/01/31      2,600,000
   2,000    Missouri Health & Educational Facilities Authority, Cox
              Health Ser 1997 (MBIA) (Demand 12/01/04)................  1.68*    06/01/15      2,000,000
   3,300    University of North Carolina, Hospitals at Chapel Hill Ser
              2001 A (Demand 12/01/04)................................  1.64*    02/15/31      3,300,000
                                                                                            ------------
--------
   7,900    Total Short-Term Tax-Exempt Municipal Obligations (Cost $7,900,000)..........      7,900,000
                                                                                            ------------
--------

$274,385    Total Investments (Cost $275,735,382) (a) (b)......................   153.9%      288,201,485
========
            Liabilities in Excess of Other Assets..............................    (0.4)         (789,367)

            Preferred Shares of Beneficial Interest............................   (53.5)     (100,132,982)
                                                                                  -----     -------------

            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 187,279,136
                                                                                  =====     =============

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
   INFLOS   Inverse Floating Rate Securities.
   PSF      Texas Permanent School Fund Guarantee Program.
   RITES    Residual Interest Tax-Exempt Securities (Illiquid
            securities).
   WI       Security purchased on a when-issued basis.
   *        Current coupon of variable rate demand obligation.
   +        Prerefunded to call date shown.
   ++       Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of
            $11,221,205 which represents 6.0% of net assets applicable to common shareholders.
   #        Joint exemption in location shown.
   ##       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $133,250.
   (a)      Securities have been designated as collateral in an amount equal to $26,316,789 in connection with open futures
            contracts and securities purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes is
            $275,634,480. The aggregate gross unrealized appreciation is
            $13,586,177 and the aggregate gross unrealized depreciation is $1,019,172, resulting in net unrealized appreciation of
            $12,567,005.

Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

Futures Contracts Open at November 30, 2004:

NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------  ------------------------   --------------
   130         Short     U.S. Treasury Notes 5         $(14,147,657)           $(12,545)
                                  Year
                               March 2005
    65         Short     U.S. Treasury Notes 10          (7,198,750)             (4,749)
                                  Year
                               March 2005
                                                                               --------
                         Total unrealized depreciation...................      $(17,294)
                                                                               ========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $275,735,382)................  $288,201,485
Cash.................................        92,689
Receivable for:
    Interest.........................     4,055,988
    Investments sold.................        15,322
Prepaid expenses and other assets....       467,889
                                       ------------
    Total Assets.....................   292,833,373
                                       ------------
Liabilities:
Payable for:
    Investments purchased............     5,120,390
    Investment advisory fee..........       101,759
    Common shares of beneficial
      interest repurchased...........        48,196
    Administration fee...............        23,074
    Variation margin.................        14,122
Accrued expenses and other
  payables...........................       113,714
                                       ------------
    Total Liabilities................     5,421,255
                                       ------------
Preferred shares of beneficial
  interest (at liquidation value)
  (1,000,000 shares authorized of
  non-participating $.01 par value,
  1,000 shares outstanding)..........   100,132,982
                                       ------------
    Net Assets Applicable to Common
      Shareholders...................  $187,279,136
                                       ============
Composition of Net Assets Applicable
to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01 par value, 18,489,049 shares
  outstanding).......................  $174,679,041
Net unrealized appreciation..........    12,448,809
Accumulated undistributed net
  investment income..................     1,878,667
Accumulated net realized loss........    (1,727,381)
                                       ------------
    Net Assets Applicable to Common
      Shareholders...................  $187,279,136
                                       ============
Net Asset Value Per Common Share,
($187,279,136 divided by 18,489,049
common shares outstanding)...........        $10.13
                                       ============

Statement of Operations
For the six months ended November 30, 2004 (unaudited)

Net Investment Income:
Interest Income.......................  $ 7,210,042
                                        -----------
Expenses
Investment advisory fee...............      580,493
Administration fee....................      322,283
Auction commission fees...............      266,682
Transfer agent fees and expenses......       42,394
Professional fees.....................       27,892
Shareholder reports and notices.......       24,047
Auction agent fees....................       17,524
Custodian fees........................        8,814
Registration fees.....................        7,416
Trustees' fees and expenses...........        5,579
Other.................................       22,592
                                        -----------
    Total Expenses....................    1,325,716

Less: expense offset..................       (8,743)
                                        -----------
    Net Expenses......................    1,316,973
                                        -----------
    Net Investment Income.............    5,893,069
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments...........................    1,314,526
Futures contracts.....................     (678,636)
                                        -----------
    Net Realized Gain.................      635,890
                                        -----------
Net Change in Unrealized Appreciation/
Depreciation on:
Investments...........................    4,095,028
Futures contracts.....................       95,593
                                        -----------
    Net Appreciation..................    4,190,621
                                        -----------
    Net Gain..........................    4,826,511
                                        -----------

Dividends to preferred shareholders
  from net investment income..........     (795,892)
                                        -----------
Net Increase..........................  $ 9,923,688
                                        ===========

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2004   MAY 31, 2004
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,893,069      $ 12,747,913
Net realized gain...........................................         635,890           700,265
Net change in unrealized depreciation.......................       4,190,621       (13,968,716)
Dividends to preferred shareholders from net investment
  income....................................................        (795,892)       (1,659,614)
                                                                ------------      ------------
    Net Increase (Decrease).................................       9,923,688        (2,180,152)

Dividends to common shareholders from net investment
  income....................................................      (5,616,258)      (11,869,058)

Decrease from transactions in common shares of beneficial
  interest..................................................      (3,783,564)       (9,165,654)
                                                                ------------      ------------
    Net Increase (Decrease).................................         523,866       (23,214,864)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     186,755,270       209,970,134
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $1,878,667 and $2,397,748, respectively).................    $187,279,136      $186,755,270
                                                                ============      ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets including preferred shares. Prior to November 1, 2004, the annual rate was 0.25%.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2004 aggregated $35,807,861 and $46,545,173, respectively. Included in the aforementioned transactions are purchases of $1,004,380 with other Morgan Stanley fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $13,900.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended November 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,746. At November 30, 2004, the Fund had an accrued pension liability of $61,557 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2003.......................................  19,886,749   $198,867    $187,419,000
Treasury shares purchased and retired (weighted average
  discount 8.76%)*..........................................    (980,300)    (9,803)     (9,155,851)
Reclassification due to permanent book/tax differences......          --         --          10,392
                                                              ----------   --------    ------------
Balance, May 31, 2004.......................................  18,906,449    189,064     178,273,541
Treasury shares purchased and retired (weighted average
  discount 10.04%)*.........................................    (417,400)    (4,174)     (3,779,390)
                                                              ----------   --------    ------------
Balance, November 30, 2004..................................  18,489,049   $184,890    $174,494,151
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                 AMOUNT IN             NEXT         RANGE OF
SERIES  SHARES*  THOUSANDS*  RATE*  RESET DATE  DIVIDEND RATES**
------  -------  ----------  -----  ----------  ----------------
  A       200      20,000    1.60%   09/07/05        1.60%
  B       200      20,000    1.39    01/05/05        1.39
  C       200      20,000    1.229   07/06/05        1.229
  D       200      20,000    1.51    01/04/06        1.51
  E       200      20,000    2.25    07/12/06     2.15 - 2.25

---------------------
    * As of November 30, 2004.

   ** For the six months ended November 30, 2004.

Subsequent to November 30, 2004 and up through January 7, 2005, the Fund paid dividends to each of the Series A through E at rates ranging from 1.229% to 2.25% in the aggregate amount of $269,054.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT         RECORD             PAYABLE
       DATE         PER SHARE        DATE               DATE
------------------  ---------  -----------------  -----------------
September 28, 2004   $0.045    December 10, 2004  December 23, 2004
December 28, 2004    $0.045     January 7, 2005   January 21, 2005
December 28, 2004    $0.045    February 4, 2005   February 18, 2005
December 28, 2004    $0.045      March 4, 2005     March 18, 2005

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED) continued

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004, the Fund had a net capital loss carryforward of $2,476,158 which will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities, capital loss from the mark-to-market of futures contracts and dividend payable.

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                FOR THE SIX                                    FOR THE YEAR ENDED MAY 31,
                               MONTHS ENDED             -------------------------------------------------------------------------
                             NOVEMBER 30, 2004            2004               2003           2002           2001           2000
                             -----------------          ---------          ---------      ---------      ---------      ---------
                                (unaudited)
Selected Per Share Data:
Net asset value, beginning
 of period.................        $ 9.88               $  10.56           $  10.04       $   9.88       $   9.08         $ 10.03
                                   ------               --------           --------       --------       --------         -------
Income from investment
 operations:
    Net investment
    income*................          0.31                   0.66               0.68           0.70           0.69            0.68
    Net realized and
    unrealized gain
    (loss).................          0.26                  (0.68)              0.53           0.13           0.80           (0.96)
    Common share equivalent
    of dividends paid to
    preferred
    shareholders*..........         (0.04)                 (0.09)             (0.09)         (0.12)         (0.19)          (0.16)
                                   ------               --------           --------       --------       --------         -------
Total income (loss) from
 investment operations.....          0.53                  (0.11)              1.12           0.71           1.30           (0.44)
                                   ------               --------           --------       --------       --------         -------
Less dividends and
 distributions from:
    Net investment
    income.................         (0.30)                 (0.61)             (0.56)         (0.54)         (0.54)          (0.53)
    Net realized gain......       --                       --                 (0.07)         (0.04)         --              (0.07)
                                   ------               --------           --------       --------       --------         -------
Total dividends and
 distributions.............         (0.30)                 (0.61)             (0.63)         (0.58)         (0.54)          (0.60)
                                   ------               --------           --------       --------       --------         -------
Anti-dilutive effect of
 acquiring treasury
 shares*...................          0.02                   0.04               0.03           0.03           0.04            0.09
                                   ------               --------           --------       --------       --------         -------
Net asset value, end of
 period....................        $10.13               $   9.88           $  10.56       $  10.04       $   9.88         $  9.08
                                   ======               ========           ========       ========       ========         =======
Market value, end of
 period....................        $ 8.83               $   8.93           $   9.41       $   9.02       $   8.88         $  7.75
                                   ======               ========           ========       ========       ========         =======
Total Return+..............          2.19%(1)               1.27%             11.90%          8.30%         21.92%          (4.55)%
Ratios to Average Net
 Assets of Common
 Shareholders:
Total expenses (before
 expense offset)...........          1.40%(2)(3)            1.40%(3)           1.33%(3)       1.24%(3)       1.26%(3)       1.28%(3)
Net investment income
 before preferred stock
 dividends.................          6.21%(2)               6.36%              6.76%          6.95%          7.12%           7.30%
Preferred stock
 dividends.................          0.84%(2)               0.83%              0.86%          1.23%          1.91%           1.74%
Net investment income
 available to common
 shareholders..............          5.37%(2)               5.53%              5.90%          5.72%          5.21%           5.56%
Supplemental Data:
Net assets applicable to
 common shareholders, end
 of period, in thousands...      $187,279               $186,755           $209,970       $206,679       $210,356        $200,256
Asset coverage on preferred
 shares at end of period...           287%                   286%               310%           306%           310%            300%
Portfolio turnover rate....            13%(1)                 23%                18%            11%            12%             11%

---------------------

       * The per share amounts were computed using an average number of common shares outstanding during the period.
       + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
      (1)  Not annualized.
      (2)  Annualized.
      (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., Member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Semiannual Report
November 30, 2004

[MORGAN STANLEY LOGO]

38238RPT-RA05-00036P-Y11/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period              (a) Total   (b) Average    (c) Total     (d) Maximum
                    Number of   Price Paid     Number of     Number (or
                    Shares      per Share (or  Shares (or    Approximate
                    (or         Unit)          Units)        Dollar
                    Units)                     Purchased as  Value) of
                    Purchased                  Part of       Shares (or
                                               Publicly      Units) that
                                               Announced     May Yet Be
                                               Plans or      Purchased
                                               Programs      Under the
                                                             Plans or
                                                             Programs
------------------  ----------  -------------  ------------  -----------
June 1,  2004-
June 30, 2004        82,000.00  $      8.6936      N/A           N/A

July 1,  2004-
July 31, 2004        65,700.00         9.0146      N/A           N/A

August 1, 2004-
August 31, 2004      75,700.00         9.1579      N/A           N/A

September 1, 2004-
September 30, 2004   71,700.00         9.3805      N/A           N/A

October 1, 2004-
October 31, 2004     66,700.00         9.1849      N/A           N/A

November 1, 2004-
November 30, 2004    55,600.00         9.0041      N/A           N/A

Total               417,400.00  $      9.0726      N/A           N/A


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005